Class A, C, I, & Y Prospectus | Dreyfus Global Real Estate Securities
Dreyfus Global Real Estate Securities
July 25, 2017 DREYFUS PREMIER INVESTMENT FUNDS, INC. Dreyfus Global Real Estate Securities Fund (Class A, C, I and Y Shares) Supplement to Summary and Statutory Prospectus Dated March 1, 2017
The following information supplements the information contained in "Performance" in the fund's summary Prospectus and "Fund Summary – Performance" in the fund's statutory Prospectus:
Average Annual Total Returns (as of 12/31/16)
Average Annual Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A, C, I, & Y Prospectus | Dreyfus Global Real Estate Securities | FTSE EPRA/NAREIT Developed Index (Net) (reflects reinvestment of net dividends and, where applicable, capital gain distributions)	4.06%	9.48%	1.48%

Fund management believes that the FTSE EPRA/NAREIT Developed Index (Net) (the Net Index) provides a more appropriate comparison of fund performance than the index currently in the prospectus (the Total Return Index) as the Net Index reflects the effect of foreign dividend tax withholding requirements mandated individually by the various governments of the countries in which the index's constituents are domiciled.  The Total Return Index does not reflect the effect of these requirements.